Cover	Mar. 28, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 28, 2024
Entity File Number	001-41988
Entity Registrant Name	IB ACQUISITION CORP.
Entity Central Index Key	0001998781
Entity Tax Identification Number	85-2946784
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1200 N Federal Highway, Suite 215
Entity Address, Address Line Two	Suite 215
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
City Area Code	(214)
Local Phone Number	687-0020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Share Of Common Stock 0. 0001 Par Value And One Right [Member]
Title of 12(b) Security	Units, each consisting of one share of common stock, $0.0001 par value, and one right
Trading Symbol	IBACU
Security Exchange Name	NASDAQ
Shares Of Common Stock Par Value 0. 0001 Per Share [Member]
Title of 12(b) Security	Shares of common stock, par value $0.0001 per share
Trading Symbol	IBAC
Security Exchange Name	NASDAQ
Rights Each Entitling Holder To Receive Onetwentieth Of One Share Of Common Stock [Member]
Title of 12(b) Security	Rights, each entitling the holder to receive one-twentieth of one share of common stock
Trading Symbol	IBACR
Security Exchange Name	NASDAQ